First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 136.1%
	Aerospace & Defense – 1.2%
$740,835	Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), 1st Lien Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	09/23/28	$733,426
595,795	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding, LLC), Term Loan B, 3 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	04/30/28	588,669
1,401,176	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/01/28	1,392,419
1,076,412	Spirit Aerosystems, Inc., New Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	01/15/25	1,071,030
				3,785,544
	Airlines – 0.5%
1,665,888	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Initial Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	03/24/28	1,693,659
	Apparel Retail – 0.2%
376,815	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Delayed Draw Term Loan B2, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	373,047
59,108	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Delayed Draw Term Loan B3, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	58,517
59,109	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Term Loan B1, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	58,517
				490,081
	Apparel, Accessories & Luxury Goods – 0.1%
461,518	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/06/28	447,095
	Application Software – 20.0%
1,278,246	AppLovin Corp., Amendment No. 6 New Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	10/25/28	1,265,464
476,270	CCC Intelligent Solutions, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	09/21/28	470,317
1,538,950	ConnectWise, LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/30/28	1,524,392
5,157,304	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	5,103,410
210	Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	209
83,173	Flexera Software LLC, 2020 Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	82,523
3,411,700	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	3,391,810
5,002,027	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	4,991,322
330,422	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.75% Floor	7.00%	07/10/25	331,248
8,801,923	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	8,755,185
2,085,250	Imprivata, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/30/27	2,071,779
4,531,471	Internet Brands, Inc. (Web MD/MH Sub I., LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	4,495,582

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Application Software (Continued)
$765,863	Internet Brands, Inc. (Web MD/MH Sub I., LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.46%	02/23/29	$760,839
7,917,920	Internet Brands, Inc. (Web MD/MH Sub I., LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	09/13/24	7,809,049
282,012	ION Trading Technologies, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.97%	04/01/28	280,427
5,403,782	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.89%	08/31/27	5,306,190
2,183,030	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	4.50%	02/28/29	2,150,284
317,317	MeridianLink, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	11/09/28	313,484
1,004,432	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	992,711
731,496	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.51%	07/19/28	722,352
620,901	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.25%	04/22/29	625,949
2,441,680	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	04/24/28	2,412,844
7,828,596	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.96%	02/05/24	7,698,719
699,168	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	694,322
311,890	Tenable, Inc., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.50% Floor	3.27%	07/07/28	307,601
216,768	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.96%	06/30/26	215,008
234,309	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/03/26	232,552
				63,005,572
	Asset Management & Custody Banks – 0.8%
2,101,958	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	04/07/28	2,082,789
308,420	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. LIBOR + 6.75%, 0.00% Floor	6.96%	07/20/26	307,778
				2,390,567
	Auto Parts & Equipment – 0.6%
547,253	Clarios Global LP (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.46%	04/30/26	541,096
226,852	Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	10/04/28	223,733
1,191,291	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	01/31/28	1,167,871
				1,932,700
	Automotive Retail – 0.3%
990,000	Les Schwab Tire Centers (LS Group OpCo Acq., LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	10/31/27	979,684
	Broadcasting – 3.6%
375,187	E.W. Scripps Company, Tranche B-3 Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	01/07/28	372,610
4,304,924	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/01/26	4,270,829

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting (Continued)
$6,199,070	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.21%	05/01/26	$6,123,813
110,899	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	110,226
523,488	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/24/26	519,342
				11,396,820
	Building Products – 0.3%
226,793	Griffon Corp., Term Loan B, 3 Mo. SOFR + 2.75%, 0.50% Floor	3.27%	01/24/29	225,035
796,458	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	02/28/29	784,018
				1,009,053
	Cable & Satellite – 1.3%
1,007,285	DIRECTV Holdings, LLC, Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	07/31/27	1,003,891
3,000,000	Radiate Holdco, LLC (RCN), Inc. Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	09/25/26	2,964,690
				3,968,581
	Casinos & Gaming – 5.4%
663,971	Caesars Resort Collection, LLC, New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	07/20/25	660,372
6,603,390	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.96%	12/22/24	6,529,102
7,985,803	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	4.50%	01/27/29	7,943,159
217,409	Scientific Games Holdings LP (Scientific Games Lottery), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	02/28/29	215,870
1,751,240	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.96%	08/14/24	1,738,333
				17,086,836
	Coal & Consumable Fuels – 0.0%
47,493	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/07/24	46,979
	Communications Equipment – 0.7%
2,351,380	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.46%	04/06/26	2,291,138
	Construction & Engineering – 0.3%
1,031,642	USIC, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/15/28	1,015,198
	Data Processing & Outsourced Services – 0.1%
201,725	Paysafe Holdings (US) Corp., New Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	06/24/28	187,541
	Education Services – 0.5%
1,479,315	Ascensus Holdings, Inc. (Mercury), Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/02/28	1,458,974
	Electric Utilities – 1.8%
5,814,376	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	5,696,635

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Electronic Equipment & Instruments – 1.0%
$2,371,576	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/03/28	$2,347,860
876,887	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.50%	08/20/25	859,349
				3,207,209
	Environmental & Facilities Services – 2.6%
1,251,042	Allied Universal Holdco, LLC, Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	05/14/28	1,233,114
5,116,196	Packers Holdings, LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	5,020,268
2,058,048	TruGreen LP, Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	2,052,903
				8,306,285
	Health Care Distributors – 0.7%
1,263,750	Huntsworth/UDG (Hunter Holdco 3 Limited), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/06/28	1,257,431
931,669	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.39%-4.41%	07/09/25	914,787
				2,172,218
	Health Care Equipment – 0.1%
222,950	Embecta Corp., Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	3.50%	02/28/29	220,776
	Health Care Facilities – 0.3%
499,025	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/24/28	495,752
369,281	WP CityMD Bidco, LLC (Summit Health), Incremental Term Loan B, 6 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	11/18/28	365,865
				861,617
	Health Care Services – 18.3%
856,665	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.21%	06/20/26	847,028
2,526,772	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	3.88%	12/23/27	2,485,181
3,015,873	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	2,990,751
2,406,077	Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,225,621
702,464	athenahealth, Inc (Minerva Merger Sub, Inc.), Delayed Draw Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	695,264
4,144,537	athenahealth, Inc (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	4,102,055
2,774,418	Aveanna Healthcare, LLC, 2021 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	2,734,883
646,831	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	637,613
1,074,133	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	03/05/26	1,060,975
3,530,191	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/30/28	3,500,502
844,694	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	826,626

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$1,058,056	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	$1,035,424
60,213	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	58,925
5,453,262	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.96%	10/10/25	3,954,052
5,200,411	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/29/28	5,142,738
4,015,640	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	10/02/25	3,991,546
150,533	Help at Home (HAH Group Holding Company, LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	149,545
1,190,664	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	1,182,854
840,000	Medical Solutions, LLC (Reverb), Term Loan B, 6 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	10/31/28	831,810
2,822,311	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.50%	11/30/27	2,803,966
1,455,739	Radnet Management, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	04/22/28	1,441,968
3,667	Radnet Management, Inc., Term Loan B, Prime Rate + 2.00%, 0.75% Floor	5.25%	04/22/28	3,632
191,926	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	190,967
1,990,000	Sound Inpatient Physicians, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/28/25	1,970,100
558,676	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	553,089
3,952,010	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	3,764,289
2,687,732	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 6 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	09/30/28	2,653,141
5,843,944	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	5,602,881
				57,437,426
	Health Care Supplies – 1.7%
5,371,011	Medline Borrower LP (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/21/28	5,314,776
	Health Care Technology – 10.3%
3,538,858	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	3,516,740
3,618,356	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	3,583,294
166,008	Clario (fka eResearch Technology, Inc.), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	165,652
2,550,897	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	4.05%	08/01/26	2,538,142
1,000,000	FINThrive (MedAssets Software Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	11/30/28	992,500
2,283,799	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/10/28	2,262,240
911,883	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.21%	10/23/26	907,324

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology (Continued)
$6,846	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	07/25/26	$6,723
2,669,833	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.80%	07/25/26	2,621,990
9,358,820	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/27/25	9,320,823
1,712,241	Zelis Payments Buyer, Inc., New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/30/26	1,688,698
4,852,579	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/30/26	4,790,272
				32,394,398
	Homefurnishing Retail – 0.8%
1,241,926	At Home Holding III, Inc. (Ambience), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	07/30/28	1,204,147
1,330,777	Rent-A-Center, Inc., New Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.81%	02/15/28	1,304,161
				2,508,308
	Hotels, Resorts & Cruise Lines – 0.2%
721,361	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/17/28	712,942
	Household Appliances – 0.2%
677,143	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	06/24/28	662,469
	Industrial Machinery – 1.8%
257,262	Filtration Group Corporation, 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	10/21/28	255,075
730,866	Gates Global, LLC, Term Loan B-3, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	03/31/27	720,210
497,500	Madison IAQ, LLC, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	489,028
917,915	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	910,700
3,256,671	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1, 6 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	3,231,074
				5,606,087
	Insurance Brokers – 14.2%
4,544,910	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.46%	05/10/25	4,487,280
6,502,727	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.46%	05/09/25	6,424,695
3,288,013	Alliant Holdings I, LLC, TLB-4 New Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/06/27	3,256,514
479,069	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	02/13/27	471,284
1,827,637	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	02/13/27	1,797,938
6,495,179	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	02/12/27	6,395,023
2,808,068	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.21%	01/27/27	2,762,437

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers (Continued)
$1,177,065	Cross Financial Corp., Term Loan B, 6 Mo. LIBOR + 4.00%, 0.75% Floor	4.81%	09/15/27	$1,172,651
35,875	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.94%	04/25/25	35,413
13,811,785	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.02%	04/25/25	13,634,166
2,476	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	2,456
977,952	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	970,148
457,223	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	09/01/27	453,365
2,748,173	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	05/15/24	2,721,543
				44,584,913
	Integrated Telecommunication Services – 5.2%
6,172,225	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	6,116,304
3,405,646	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.05%	07/31/25	3,326,465
5,309,212	Numericable (Altice France SA or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.51%	08/14/26	5,253,253
1,588,638	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.21%	03/09/27	1,551,766
				16,247,788
	Managed Health Care – 1.0%
3,278,773	Multiplan, Inc. (MPH), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/31/28	3,181,328
	Metal & Glass Containers – 0.5%
485,420	Altium Packaging, LLC (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/03/28	474,497
1,142,818	PODS, LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	03/31/28	1,128,179
				1,602,676
	Movies & Entertainment – 3.0%
599,310	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	635,269
1,079,101	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (d)	15.25%	05/23/24	1,273,565
7,384,965	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	5,699,938
397,533	PUG, LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	393,557
1,574,468	PUG, LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	02/12/27	1,542,979
				9,545,308
	Office Services & Supplies – 0.2%
531,510	Dun & Bradstreet Corp., Refinancing Term Loan, 3 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	02/08/26	525,307

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Packaged Foods & Meats – 0.1%
$323,367	BellRing Brands, LLC, 2021 Refinancing Term Loan, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	$322,291
	Paper Packaging – 2.6%
4,516,300	Graham Packaging Company, LP, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	4,466,756
3,730,056	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/20/28	3,681,341
				8,148,097
	Pharmaceuticals – 14.1%
1,289,074	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (e)	8.50%	09/30/25	1,298,420
1,000,000	Azurity Pharmaceuticals, Inc., Term Loan B, 3 Mo. LIBOR + 6.00%, 0.75% Floor	6.75%	09/30/27	990,000
6,824,312	Bausch Health Companies, Inc. (Valeant), Second Amendment Term Loan B, 1 Mo. SOFR + 5.25%, 0.50% Floor	5.75%	02/11/27	6,744,672
9,528,000	Endo, LLC, 2021 Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	03/27/28	9,192,329
3,529,998	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/05/28	3,514,113
9,825,131	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 5.25%, 0.75% Floor (f)	6.00%	09/24/24	9,044,033
1,360,813	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (f)	6.25%	02/24/25	1,249,907
5,758,694	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	5,723,451
6,501,066	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/15/28	6,444,181
255,538	Perrigo Rx (Padagis, LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	07/06/28	253,621
				44,454,727
	Research & Consulting Services – 1.9%
2,339,414	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	2,324,068
983,200	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/02/28	969,681
389,773	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/26/26	386,526
1,966,885	Nielsen Consumer, Inc. (Indy US Holdco, LLC/NielsenIQ), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.96%	03/05/28	1,952,134
337,635	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	335,524
				5,967,933
	Restaurants – 3.8%
1,980,000	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 3 Mo. SOFR + 3.00%, 0.75% Floor	3.75%	12/15/27	1,959,210
5,597,270	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 6 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	5,542,081
3,910,000	Portillo’s Holdings, LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	3,896,980

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Restaurants (Continued)
$398,282	Whatabrands, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	$392,957
				11,791,228
	Security & Alarm Services – 0.2%
549,406	Garda World Security Corporation, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.43%	10/30/26	543,110
	Soft Drinks – 0.1%
177,151	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 2nd Lien Term Loan, 2 Mo. SOFR + 6.00%, 0.50% Floor	6.50%	01/24/30	177,706
	Specialized Consumer Services – 3.0%
819,261	Asurion, LLC, 2nd Lien Term Loan B-4, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.46%	01/20/29	809,021
1,980,115	Asurion, LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.46%	12/23/26	1,943,602
1,698,479	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.46%	01/31/28	1,676,823
3,443,938	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	3.33%	11/03/23	3,417,385
1,165,236	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.21%	11/03/24	1,148,492
496,766	Driven Holdings, LLC, 2021 Term Loan B, 6 Mo. LIBOR + 3.00%, 0.50% Floor	3.52%	11/30/28	491,798
				9,487,121
	Specialized Finance – 0.4%
1,280,500	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	1,273,304
	Specialty Stores – 2.1%
1,335,126	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/05/28	1,327,115
4,219,574	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	4,186,366
1,082,790	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/12/28	1,076,705
				6,590,186
	Systems Software – 6.1%
6,624,131	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	09/19/24	6,579,418
1,483,019	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	1,479,934
2,712,730	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.97%	10/02/25	2,678,820
889,997	Idera, Inc., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	881,098
1,796,725	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	1,769,127
1,592,969	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.76%	08/31/28	1,573,662
3,109,079	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.69%	03/05/27	3,077,989

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$1,292,532	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.35%	03/15/26	$1,283,652
				19,323,700
	Trading Companies & Distributors – 0.9%
6,667	SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/04/28	6,582
2,646,762	SRS Distribution, Inc., 2021 Refinancing Term Loan, 6 Mo. LIBOR + 3.75%, 0.50% Floor	4.27%	06/04/28	2,613,015
285	SRS Distribution, Inc., 2022 Refinancing Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	06/04/28	281
113,884	SRS Distribution, Inc., 2022 Refinancing Term Loan, 6 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	06/04/28	112,128
				2,732,006
	Trucking – 1.0%
2,651,738	Hertz Corporation, The, Exit Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	2,638,161
502,262	Hertz Corporation, The, Exit Term Loan C, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	499,690
				3,137,851
	Total Senior Floating-Rate Loan Interests			427,923,748
	(Cost $433,746,183)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 2.8%
	Airlines – 0.2%
605,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd. (g)	6.50%	06/20/27	638,959
	Broadcasting – 1.0%
1,119,000	Cumulus Media New Holdings, Inc. (g)	6.75%	07/01/26	1,139,713
2,500,000	Diamond Sports Group, LLC / Diamond Sports Finance Co. (g)	5.38%	08/15/26	1,029,300
1,000,000	Univision Communications, Inc. (g)	9.50%	05/01/25	1,053,790
				3,222,803
	Casinos & Gaming – 0.8%
2,462,000	Caesars Entertainment, Inc. (g)	6.25%	07/01/25	2,554,731
	Health Care Services – 0.1%
306,000	Global Medical Response, Inc. (g)	6.50%	10/01/25	300,564
	Insurance Brokers – 0.1%
359,000	AmWINS Group, Inc. (g)	4.88%	06/30/29	342,398
	Integrated Telecommunication Services – 0.5%
1,477,000	Zayo Group Holdings, Inc. (g)	4.00%	03/01/27	1,406,222
	Pharmaceuticals – 0.1%
396,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV (g)	4.13%	04/30/28	390,179
	Total Corporate Bonds and Notes			8,855,856
	(Cost $9,685,649)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.2%
	Environmental & Facilities Services – 0.2%
$305,000	Allied Universal Holdco, LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl (g)	4.63%	06/01/28	$290,002
203,000	Allied Universal Holdco, LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl (g)	4.63%	06/01/28	190,223
	Total Foreign Corporate Bonds and Notes			480,225
	(Cost $508,000)

Shares	Description	Value
COMMON STOCKS (c) – 1.4%
	Broadcasting – 0.1%
25,815	Cumulus Media, Inc., Class A (h)	295,840
	Electric Utilities – 0.8%
106,607	Vistra Energy Corp.	2,432,772
	Oil & Gas Exploration & Production – 0.1%
119,734	Ascent Resources - Marcellus, LLC Class A Common Shares (h) (i)	149,667
	Pharmaceuticals – 0.4%
150,392	Akorn, Inc. (h) (i)	1,359,844
	Total Common Stocks	4,238,123
	(Cost $4,081,425)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp., no expiration date (h) (j)	145,252
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (j) (k) (l)	0
		0
	Total Rights	145,252
	(Cost $174,207)
WARRANTS (c) – 0.0%
	Movies & Entertainment – 0.0%
315,514	Cineworld Group PLC, expiring 11/23/25 (h) (j)	77,457
	Oil & Gas Exploration & Production – 0.0%
31,000	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/30/23 (h) (j)	775
	Total Warrants	78,232
	(Cost $3,100)
MONEY MARKET FUNDS – 1.7%
5,461,120	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (m)	5,461,120
	(Cost $5,461,120)
	Total Investments – 142.2%	447,182,556
	(Cost $453,659,684)
	Outstanding Loans – (38.8)%	(122,000,000)
	Net Other Assets and Liabilities – (3.4)%	(10,750,631)
	Net Assets – 100.0%	$314,431,925

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate (“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (June 1, 2021 to February 28, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $65,246 for Cineworld Group PLC (Crown).
(e)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2021 to February 28, 2022), this security paid all of its interest in cash.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted as such amounted to $9,336,081 or 3.0% of net assets.
(h)	Non-income producing security.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted as such amounted to $1,509,511 or 0.5% of net assets.
(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(m)	Rate shown reflects yield as of February 28, 2022.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2022 is as follows:
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 427,923,748	$ —	$ 427,923,748	$ —
Corporate Bonds and Notes*	8,855,856	—	8,855,856	—
Foreign Corporate Bonds and Notes*	480,225	—	480,225	—
Common Stocks:
Oil & Gas Exploration & Production	149,667	—	149,667	—
Pharmaceuticals	1,359,844	—	1,359,844	—
Other industry categories*	2,728,612	2,728,612	—	—
Rights:
Electric Utilities	145,252	—	145,252	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	78,232	—	78,232	—
Money Market Funds	5,461,120	5,461,120	—	—
Total Investments	$ 447,182,556	$ 8,189,732	$ 438,992,824	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of February 28, 2022, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$ 88,753	$ 88,900	$ 86,855	$ (2,045)
Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan	43,210	43,210	42,616	(594)
Medical Solutions, LLC (Reverb), Term Loan	160,000	159,236	158,440	(796)
Traeger Grills (TGP Holdings III, LLC), Term Loan	89,286	88,881	87,351	(1,530)
Veritext Corporation (VT TopCo, Inc.), Term Loan	59,234	59,234	58,864	(370)
Zelis Payments Buyer, Inc., Term Loan	312,103	312,103	307,811	(4,292)
		$751,564	$741,937	$(9,627)